Taxation - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
(Loss)/profit before tax	$ 341,332	$ 1,473,613	$ (3,330,057)
Tax at the UK tax rate of 19.00% (2021: 19.00%, 2020:19.00%)	64,853	279,986	(632,711)
Tax effects of:
Sundry non-taxable income	(2,396)	(45,567)	(9,555)
Sundry non-taxable expense	70,871	20,493	22,262
Non-taxable items evaluated at fair value	(246,121)	(311,379)	548,524
Taxes paid overseas and rate difference	(5,765)	(6,260)	5,816
Adjustments in respect of change in tax rates	9,347	(937)	(0)
Adjustments in respect of prior year	16,613	3,567	(96)
Unrecognized deferred tax assets	117,204	63,099	51,326
Difference in tax rate on unrecognized deferred tax assets	(28,129)	(0)	(0)
Income tax (benefit)/expense	$ (3,523)	$ 3,002	$ (14,434)